Offsetting Derivatives, Financial Assets and Financial Liabilities [Text Block]	6 Months Ended
Sep. 30, 2013
Offsetting Derivatives, Financial Assets and Financial Liabilities [Text Block]

8.    OFFSETTING OF DERIVATIVES, REPURCHASE AGREEMENTS, AND SECURITIES LENDING TRANSACTIONS

The following tables present, as of March 31, 2013 and September 30, 2013, the gross and net of the derivatives, resale and repurchase agreements, and securities borrowing and lending transactions, including the related gross amount subject to an enforceable master netting arrangement or similar agreement not offset in the condensed consolidated balance sheet. The MUFG Group primarily enters into International Swaps and Derivatives Association master netting agreements, master repurchase agreements and master securities lending agreements or similar agreements for derivative contracts, resale and repurchase agreements, and securities borrowing and lending transactions. These agreements provide the MUFG Group with the right, in the event of default by the counterparty, to offset receivables and payables with the same counterparty and to liquidate and setoff collateral against any net amount owed by the counterparty. Generally, as the MUFG Group has elected to present such amounts on a gross basis, the amounts subject to these agreements are included in “Gross amounts not offset in the condensed consolidated balance sheet” column in the tabular disclosure below. For certain transactions where a legal opinion with respect to the enforceability of netting has not been sought or obtained, the related amounts are not subject to enforceable master netting agreements and not included in “Gross amounts not offset in the condensed consolidated balance sheet” column in the tabular disclosure below.

				Gross amounts not offset in the condensed consolidated balance sheet
At March 31, 2013	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed consolidated balance sheet	Financial instruments	Cash collateral received/pledged	Net amounts
	(in billions)
Financial assets:
Derivative assets	¥14,648	¥—	¥14,648	¥(12,341)	¥(283)	¥2,024
Receivables under resale agreements	6,960	(1,300)	5,660	(4,849)	—	811
Receivables under securities borrowing transactions	2,615	—	2,615	(1,815)	—	800

Total	¥24,223	¥(1,300)	¥22,923	¥(19,005)	¥(283)	¥3,635

Financial liabilities:
Derivative liabilities	¥14,867	¥—	¥14,867	¥(12,134)	¥(1,207)	¥1,526
Payables under repurchase agreements(1)	17,188	(1,300)	15,888	(15,804)	—	84
Payables under securities lending transactions	3,993	—	3,993	(1,695)	—	2,298
Obligations to return securities received as collateral	3,035	—	3,035	(374)	—	2,661

Total	¥39,083	¥(1,300)	¥37,783	¥(30,007)	¥(1,207)	¥6,569

				Gross amounts not offset in the condensed consolidated balance sheet
At September 30, 2013	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed consolidated balance sheet	Financial instruments	Cash collateral received/pledged	Net amounts
	(in billions)
Financial assets:
Derivative assets	¥12,029	¥—	¥12,029	¥(9,661)	¥(277)	¥2,091
Receivables under resale agreements	8,249	(1,811)	6,438	(5,898)	—	540
Receivables under securities borrowing transactions	2,671	—	2,671	(1,858)	—	813

Total	¥22,949	¥(1,811)	¥21,138	¥(17,417)	¥(277)	¥3,444

Financial liabilities:
Derivative liabilities	¥11,842	¥—	¥11,842	¥(9,526)	¥(924)	¥1,392
Payables under repurchase agreements(1)	22,452	(1,811)	20,641	(20,530)	—	111
Payables under securities lending transactions	3,147	—	3,147	(2,273)	—	874
Obligations to return securities received as collateral	2,682	—	2,682	(360)	—	2,322

Total	¥40,123	¥(1,811)	¥38,312	¥(32,689)	¥(924)	¥4,699

Note:	(1)	Payables under repurchase agreements in the above table includes those under long-term repurchase agreements of ¥188,100 million and ¥293,250 million at March 31, 2013 and September 30, 2013, respectively, which are included in Long-term debt in the accompanying condensed consolidated balance sheets.